LEASE PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
LEASE PREPAYMENTS [abstract]
Schedule of lease prepayments

	2016	2017
	RMB	RMB
Cost:
Balance as of January 1	63,324	68,467
Additions	300	2,614
Transferred from construction in progress	4,279	4,151
Transferred from other long-term assets	994	3,987
Reclassification to other assets	(229)	(2,603)
Disposals	(422)	(531)
Exchange adjustments	221	(357)
Balance as of December 31	68,467	75,728

Accumulated amortization:
Balance as of January 1	12,275	14,226
Amortization charge for the year	1,840	2,076
Transferred from other long-term assets	132	2,027
Reclassification to other assets	(12)	(770)
Written back on disposals	(83)	(266)
Exchange adjustments	74	(91)
Balance as of December 31	14,226	17,202

Net book value:	54,241	58,526